Employee Benefit Plans	12 Months Ended
Mar. 31, 2016
Postemployment Benefits [Abstract]
Employee Benefit Plans

10. Employee Benefit Plans

We maintain a defined contribution savings plan under Section 401(k) of the Internal Revenue Code (the 401(k) Plan) covering all U.S. employees who satisfy certain eligibility requirements. The 401(k) Plan allows each participant to defer a percentage of their eligible compensation subject to applicable annual limits pursuant to the limits established by the Internal Revenue Service. We may, at our discretion, make contributions in the form of matching contributions or profit-sharing contributions. To date, we have not made any matching or profit-sharing contributions.

In addition, we contribute to a defined contribution savings plan for our employees in the United Kingdom who satisfy certain eligibility requirements. The plan allows each participant to defer a percentage of their compensation, and the Company contributes an additional 1% of all wages for those employees in the scheme on a monthly basis. The Company’s contributions have not been material to any individual year.